Related party transactions and balances - Schedule of Key management personnel of the Group comprise the directors (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Related party transactions and balances
Short-term employee benefits	$ 365,710	$ 1,900,084	$ 1,287,379
Provision for end of service benefits		271,009	99,487
Share-based payments	93,667	201,932	13,360,206
Compensation of key management personnel	$ 459,377	$ 2,373,025	$ 14,747,072
No. of key management | employee	3	7	7